Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of transactions between related parties [abstract]
Schedule of Related Party Transactions
Key management personnel are persons responsible for planning, directing and controlling the activities of an entity. The remuneration of directors and key management, for the years ended April 30, 2022 and 2021, comprised of:

	For the year ended April 30,
	2022 ($)	2021 ($)
Management salaries	290	225
Directors’ fees	182	152
Share-based compensation	540	—
Total	1,012	377